Retirement Benefit Obligations - Summary of Reconciliation of Actuarial Value of Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [Line Items]
Beginning balance	$ (309)
Current service cost	(46)	$ (54)	$ (52)
Past service credit net	1	3	(1)
Loss on settlements	0	(6)	0
Interest cost on scheme liabilities	(58)	(56)	(67)
Ending balance	(16)	(309)
Related deferred income tax asset	22	89
Liability Asset of Defined Benefit Plans After Deferred Tax Asset Impact	6	(220)
Retirement benefit assets	261	166
Non-current net defined benefit liability	(277)	(475)
Eurozone
Disclosure of defined benefit plans [Line Items]
Liability Asset of Defined Benefit Plans After Deferred Tax Asset Impact	106	(87)
United States and Canada
Disclosure of defined benefit plans [Line Items]
Liability Asset of Defined Benefit Plans After Deferred Tax Asset Impact	(109)	(164)
Switzerland
Disclosure of defined benefit plans [Line Items]
Liability Asset of Defined Benefit Plans After Deferred Tax Asset Impact	6	66
Other
Disclosure of defined benefit plans [Line Items]
Liability Asset of Defined Benefit Plans After Deferred Tax Asset Impact	3	(35)
Defined pension liabilities [member]
Disclosure of defined benefit plans [Line Items]
Beginning balance	(3,483)	(3,877)
Current service cost	(46)	(55)
Past service credit net	1	3
Loss on settlements	0	(6)
Interest cost on scheme liabilities	(58)	(56)
Disposals	25	1
Remeasurement adjustments - experience variations	(48)	(7)
Remeasurement adjustments - actuarial gain/(loss) from changes in financial assumptions	951	70
Remeasurement adjustments - actuarial (loss)/gain from changes in demographic assumptions	(2)	36
Contributions paid by plan participants	(7)	(7)
Benefit and settlement payments	142	258
Translation adjustment	154	157
Ending balance	(2,371)	(3,483)	$ (3,877)
Actuarial value of liabilities	(2,371)	(3,483)
Defined pension liabilities [member] | Eurozone
Disclosure of defined benefit plans [Line Items]
Actuarial value of liabilities	(1,096)	(1,671)
Defined pension liabilities [member] | United States and Canada
Disclosure of defined benefit plans [Line Items]
Actuarial value of liabilities	(797)	(1,093)
Defined pension liabilities [member] | Switzerland
Disclosure of defined benefit plans [Line Items]
Actuarial value of liabilities	(296)	(394)
Defined pension liabilities [member] | Other
Disclosure of defined benefit plans [Line Items]
Actuarial value of liabilities	$ (182)	$ (325)